Segment Information (Certain Segment Operating Data and Other) (Details) $ in Thousands	3 Months Ended								7 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming										$ 1,740,268	$ 1,610,393	$ 1,631,177
Food and beverage										346,379	302,705	303,786
Room										186,795	169,391	162,248
Other										127,377	116,770	117,620
Gross Revenues										2,400,819	2,199,259	2,214,831
Corporate expense										88,148	72,668	76,941
Depreciation and amortization										217,522	196,226	207,118
Project development, preopening and writedowns										14,454	22,107	6,907
Share-based compensation expense										17,413	15,518	19,264
Other Asset Impairment Charges										0	38,302	18,565
Impairments of assets										(426)	38,302	18,565
Other operating charges, net										1,900	284	907
Operating Income (Loss)	$ 80,477	$ 78,940	$ 89,554	$ 94,830	$ 29,726	$ 67,881	$ 80,439	$ 82,362		$ 343,801	260,408	271,584
Number of reportable segments | segment										3
Segment Reconciling Items [Member]
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Total Reportable Segment Adjusted EBITDA										$ 595,931	536,111	527,773
Corporate expense										(73,046)	(59,875)	(60,177)
Reportable Segment Adjusted EBITDA										668,977	595,986	587,950
Deferred rent										1,267	3,266	3,428
Depreciation and amortization											196,226	207,118
Project development, preopening and writedowns											22,107	6,907
Share-based compensation expense										17,413	15,518	19,264
Impairments of assets											38,302	18,565
Other operating charges, net											284	907
Total other operating costs and expenses										252,130	275,703	256,189
Operating Income (Loss)										343,801	260,408	271,584
Las Vegas Locals
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming										563,785	422,375	395,108
Food and beverage										154,451	108,541	103,353
Room										98,406	82,566	75,282
Other										51,735	41,533	42,827
Gross Revenues										868,377	655,015	616,570
Total Reportable Segment Adjusted EBITDA										249,906	176,066	157,269
Downtown Las Vegas
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming										133,072	133,165	131,871
Food and beverage										54,451	52,849	52,105
Room										24,623	20,209	19,856
Other										32,295	30,347	29,445
Gross Revenues										244,441	236,570	233,277
Total Reportable Segment Adjusted EBITDA										54,613	52,341	49,214
Midwest and South
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Gaming										1,043,411	1,054,853	1,104,198
Food and beverage										137,477	141,315	148,328
Room										63,766	66,616	67,110
Other										43,347	44,890	45,348
Gross Revenues										1,288,001	1,307,674	1,364,984
Total Reportable Segment Adjusted EBITDA										$ 364,458	$ 367,579	381,467
Borgata
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Ownership percentage by noncontrolling owners	50.00%									50.00%
Operating Income (Loss)									$ 118,698			$ 146,842